Consolidated Statements of Operations (Parenthetical) - $ / shares			12 Months Ended
	Dec. 05, 2025	Dec. 02, 2025	Sep. 30, 2025	Mar. 05, 2026	Dec. 31, 2025	Dec. 04, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split
Common stock, par value	$ 0.00001
Common stock, shares issued			9,825,704		15,483,392		248,912
Common stock, shares outstanding			9,825,704		15,483,392		248,912
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split
Common stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares issued	9,825,704					196,514,084
Common stock, shares outstanding	9,825,704					196,514,084